Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The table below shows Compensation Actually Paid, as defined by the SEC in Item 402(v) of Regulation S-K, for our Named Executive Officers and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:
Fiscal Year	Summary Compensation Table Total for PEO (1),(2)	Compensation Actually Paid to PEO (1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1),(2)	Average Compensation Actually Paid to Non-PEO NEOs (1),(3)	Value of an initial $100 Investment:		Net Income (loss) ($ Millions) (6)	Adjusted EBITDA ($ Millions) (7)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2023	$13,914,271	$16,459,605	$3,073,912	$2,124,592	$131	$100	($39)	$232
2022	$14,229,212	$38,704,182	$5,408,044	$7,730,465	$128	$63	($28)	$196
2021	$35,655,054	$39,066,224	$5,739,476	$5,745,506	$92	$98	($43)	$161
(1)	Named Executive Officers included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2023	Hardeep Gulati	Eric Shander, Devendra Singh, Marcy Daniel, Shivani Stumpf, and Michael Bisignano
2022	Hardeep Gulati	Eric Shander and Anthony Kender
2021	Hardeep Gulati	Eric Shander and Craig Greenseid
(2)	Amounts reflect Summary Compensation Table Total Pay for our Named Executive Officers for each corresponding year.
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$13,914,271	$14,229,212	$35,655,054
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($12,756,671)	($13,070,987)	($34,460,344)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$16,069,761	$14,855,465	$15,476,513
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$587,718	$22,107,542	$22,009,153
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,355,474)	$582,950	$385,848
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$16,459,605	$38,704,182	$39,066,224
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$3,073,912	$5,408,044	$5,739,476
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($2,492,317)	($4,930,884)	($4,949,065)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,568,651	$5,560,641	$2,346,440
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$53,327	$1,654,843	$2,574,596
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($173,458)	$37,820	$34,059
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($905,523)	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$2,124,592	$7,730,465	$5,745,506
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the Market-share Units (“MSUs”) granted in the first quarter of fiscal 2023 assumed a historical volatility of 58% as compared to the 52% calculated at fiscal year end. A 4.1% risk-free interest rate was used to calculate the value at the end of fiscal year 2023. This is compared to a 3.7% risk-free interest rate used to calculate the grant-date fair value. The volatility assumption used in calculating the fair value of Management Incentive Units (“MIUs”) in fiscal year 2021 and fiscal year 2022 assumed peer volatility of 50% and 51%, respectively. While the volatility assumption used in the fiscal year 2023 valuation assumed a historical volatility of 53%. Risk-free interest rates of 1.3%, 4.0%, and 3.9% were used in the fiscal year 2021, 2022, and 2023 valuations of the MIUs, respectively.
(4)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on July 28, 2021, the first day of trading, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the iShares Expanded Tech-Software Sector ETF for the period beginning on July 28, 2021, the first day of trading, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)
The dollar amounts reported represent the adjusted EBITDA reflected in the Company’s audited financial statements for the applicable year. Adjusted EBITDA is not a financial measure prepared in accordance with GAAP. For information on how we compute this non-GAAP financial measure and a reconciliation of the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix A” in this proxy statement.

Company Selected Measure Name		adjusted EBITDA
Named Executive Officers, Footnote
(1)	Named Executive Officers included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2023	Hardeep Gulati	Eric Shander, Devendra Singh, Marcy Daniel, Shivani Stumpf, and Michael Bisignano
2022	Hardeep Gulati	Eric Shander and Anthony Kender
2021	Hardeep Gulati	Eric Shander and Craig Greenseid

Peer Group Issuers, Footnote
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the iShares Expanded Tech-Software Sector ETF for the period beginning on July 28, 2021, the first day of trading, through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO Total Compensation Amount		$ 13,914,271	$ 14,229,212	$ 35,655,054
PEO Actually Paid Compensation Amount		$ 16,459,605	38,704,182	39,066,224
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$13,914,271	$14,229,212	$35,655,054
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($12,756,671)	($13,070,987)	($34,460,344)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$16,069,761	$14,855,465	$15,476,513
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$587,718	$22,107,542	$22,009,153
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,355,474)	$582,950	$385,848
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$16,459,605	$38,704,182	$39,066,224
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the Market-share Units (“MSUs”) granted in the first quarter of fiscal 2023 assumed a historical volatility of 58% as compared to the 52% calculated at fiscal year end. A 4.1% risk-free interest rate was used to calculate the value at the end of fiscal year 2023. This is compared to a 3.7% risk-free interest rate used to calculate the grant-date fair value. The volatility assumption used in calculating the fair value of Management Incentive Units (“MIUs”) in fiscal year 2021 and fiscal year 2022 assumed peer volatility of 50% and 51%, respectively. While the volatility assumption used in the fiscal year 2023 valuation assumed a historical volatility of 53%. Risk-free interest rates of 1.3%, 4.0%, and 3.9% were used in the fiscal year 2021, 2022, and 2023 valuations of the MIUs, respectively.

Non-PEO NEO Average Total Compensation Amount		$ 3,073,912	5,408,044	5,739,476
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,124,592	7,730,465	5,745,506
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$3,073,912	$5,408,044	$5,739,476
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($2,492,317)	($4,930,884)	($4,949,065)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,568,651	$5,560,641	$2,346,440
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$53,327	$1,654,843	$2,574,596
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($173,458)	$37,820	$34,059
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($905,523)	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$2,124,592	$7,730,465	$5,745,506
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the Market-share Units (“MSUs”) granted in the first quarter of fiscal 2023 assumed a historical volatility of 58% as compared to the 52% calculated at fiscal year end. A 4.1% risk-free interest rate was used to calculate the value at the end of fiscal year 2023. This is compared to a 3.7% risk-free interest rate used to calculate the grant-date fair value. The volatility assumption used in calculating the fair value of Management Incentive Units (“MIUs”) in fiscal year 2021 and fiscal year 2022 assumed peer volatility of 50% and 51%, respectively. While the volatility assumption used in the fiscal year 2023 valuation assumed a historical volatility of 53%. Risk-free interest rates of 1.3%, 4.0%, and 3.9% were used in the fiscal year 2021, 2022, and 2023 valuations of the MIUs, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Descriptive Disclosure
We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is viewed by our Board and our senior management team as a key metric in evaluating the success and growth of our business. The Company does not consider the changes in Net Income over the three-year period to be directly correlated to CAP as that has not been a metric that has been a primary area of focus when making compensation decisions. Given the importance we place on Adjusted EBITDA, we have further increased the weighting on this metric in our incentive programs for the 2024 fiscal year. We note that over the three-year period from 2021 to 2023, our TSR exceed our peer group by approximately 31%.
Relationship Between CAP vs. Cumulative TSR of Company and the Peer Group:
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Compensation Actually Paid vs. Net Income
Pay Versus Performance Descriptive Disclosure
We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is viewed by our Board and our senior management team as a key metric in evaluating the success and growth of our business. The Company does not consider the changes in Net Income over the three-year period to be directly correlated to CAP as that has not been a metric that has been a primary area of focus when making compensation decisions. Given the importance we place on Adjusted EBITDA, we have further increased the weighting on this metric in our incentive programs for the 2024 fiscal year. We note that over the three-year period from 2021 to 2023, our TSR exceed our peer group by approximately 31%.
Relationship between CAP vs. Net Income:
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance Descriptive Disclosure
We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is viewed by our Board and our senior management team as a key metric in evaluating the success and growth of our business. The Company does not consider the changes in Net Income over the three-year period to be directly correlated to CAP as that has not been a metric that has been a primary area of focus when making compensation decisions. Given the importance we place on Adjusted EBITDA, we have further increased the weighting on this metric in our incentive programs for the 2024 fiscal year. We note that over the three-year period from 2021 to 2023, our TSR exceed our peer group by approximately 31%.
Relationship between CAP vs. Adjusted EBITDA:
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:

Total Shareholder Return Vs Peer Group
Pay Versus Performance Descriptive Disclosure
We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is viewed by our Board and our senior management team as a key metric in evaluating the success and growth of our business. The Company does not consider the changes in Net Income over the three-year period to be directly correlated to CAP as that has not been a metric that has been a primary area of focus when making compensation decisions. Given the importance we place on Adjusted EBITDA, we have further increased the weighting on this metric in our incentive programs for the 2024 fiscal year. We note that over the three-year period from 2021 to 2023, our TSR exceed our peer group by approximately 31%.
Relationship Between CAP vs. Cumulative TSR of Company and the Peer Group:
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Tabular List, Table
Pay Versus Performance Tabular List:
Listed below are, in the Company’s assessment, the most important performance measures used to link CAP for our Named Executive Officers to Company performance over the fiscal year ending December 31, 2023. The performance measures included in this table are not listed in rank order by relative importance.
Performance Measures
Adjusted EBITDA
Revenue
Annual Recurring Revenue
Adjusted EBITDA is not a financial measure prepared in accordance with GAAP. For information on how we compute this non-GAAP financial measure and a reconciliation of the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix A” in this proxy statement.

Total Shareholder Return Amount		$ 131	128	92
Peer Group Total Shareholder Return Amount		100	63	98
Net Income (Loss)		$ (39,000,000)	$ (28,000,000)	$ (43,000,000)
Company Selected Measure Amount		232,000,000	196,000,000	161,000,000
PEO Name		Hardeep Gulati	Hardeep Gulati	Hardeep Gulati
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Market-share Units	58.00%	52.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Market-share Units	3.70%	4.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Management Incentive Units		53.00%	51.00%	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Management Incentive Units		3.90%	4.00%	1.30%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(7)
The dollar amounts reported represent the adjusted EBITDA reflected in the Company’s audited financial statements for the applicable year. Adjusted EBITDA is not a financial measure prepared in accordance with GAAP. For information on how we compute this non-GAAP financial measure and a reconciliation of the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix A” in this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Annual Recurring Revenue
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (12,756,671)	$ (13,070,987)	$ (34,460,344)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,069,761	14,855,465	15,476,513
PEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		587,718	22,107,542	22,009,153
PEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,355,474)	582,950	385,848
PEO | Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,492,317)	(4,930,884)	(4,949,065)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,568,651	5,560,641	2,346,440
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,327	1,654,843	2,574,596
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(173,458)	37,820	34,059
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(905,523)	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0